Note 3 - Summary of Significant Accounting Policies (Details Textual) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Maximum [Member]
Property, Plant and Equipment, Useful Life	5 years
Options and Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	5,111,111	4,371,111